2025 Reverse Stock Split (Details Narrative) - $ / shares	Jul. 18, 2025	Jun. 27, 2025	Jun. 10, 2024	Jun. 10, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Common stock, par value		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Reverse stock split		1-for-5 and 1-for-50, with the exact ratio to be set within that range by the Company’s Board. On July 18, 2025, the Board approved the reverse stock split at a ratio of 1-for-15 (the “2025 Reverse Stock Split”). On July 25, 2025, the Company filed a Certificate of Amendment to the Company’s Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to effect the 2025 Reverse Stock Split, effective as of July 28, 2025. As a result of the 2025 Reverse Stock Split, every 15 shares of the Company’s common stock were automatically reclassified and converted into one issued and outstanding share of common stock.	1-for-5 and 1-for-50, with the exact ratio to be set within that range by the Company’s board of directors (the “Board”). On June 10, 2024, the Board approved the reverse stock split at a ratio of 1-for-35 (the “2024 Reverse Stock Split”). On June 12, 2024, the Company filed a Certificate of Amendment to the Company’s Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the 2024 Reverse Stock Split, effective as of June 13, 2024. As a result of the 2024 Reverse Stock Split, every 35 shares of the Company’s common stock were automatically reclassified and converted into one issued and outstanding share of common stock.	1-for-5 to 1-for-50, with the exact ratio to be set within that range by the Company’s board of directors (the “Board”). As a result of the Reverse Stock Split, every 35 shares of the Company’s common stock were automatically reclassified and converted into one issued and outstanding share of common stock. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded up to the nearest whole share. The par value of the Company’s common stock was not adjusted as a result of the Reverse Stock Split. All of the Company’s share numbers, per share amounts, and related stockholders’ equity (deficit) balances presented herein have been retroactively adjusted to reflect the Reverse Stock Split. In addition, the exercise prices, conversion rates and other terms of the Company’s securities that adjusted pursuant to their terms as a result of the Reverse Stock Split have been presented after giving effect to such adjustments. On June 27, 2025, the stockholders of the Company, approved an amendment to the Company’s Certificate of Incorporation, as amended, to effect a reverse stock split of the issued and outstanding shares of the Company’s common stock, par value $0.00001 per share, at a ratio ranging from 1-for-5 and 1-for-50, with the exact ratio to be set within that range by the Company’s Board. On July 18, 2025, the Board approved the reverse stock split at a ratio of 1-for-15 (the “2025 Reverse Stock Split”). On July 25, 2025, the Company filed a Certificate of Amendment to the Company’s Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to effect the 2025 Reverse Stock Split, effective as of July 28, 2025. As a result of the 2025 Reverse Stock Split, every 15 shares of the Company’s common stock were automatically reclassified and converted into one issued and outstanding share of common stock. No fractional shares were issued in connection with the 2025 Reverse Stock Split. Any fractional shares resulting from the 2025 Reverse Stock Split were rounded up to the nearest whole share. The par value of the Company’s common stock was not adjusted as a result of the 2025 Reverse Stock Split nor did it change the total number of the Company’s authorized shares of common stock. All of the Company’s share numbers, per share amounts, and related stockholders’ equity (deficit) balances presented herein have been retroactively adjusted to reflect the 2025 Reverse Stock Split. In addition, the exercise prices, conversion rates and other terms of the Company’s securities that adjusted pursuant to their terms as a result of the 2025 Reverse Stock Split have been presented after giving effect to such adjustments.
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.00001
Reverse stock split	1-for-15	1-for-5 and 1-for-50, with the exact ratio to be set within that range by the Company’s Board. On July 18, 2025, the Board approved the reverse stock split at a ratio of 1-for-15 (the “2025 Reverse Stock Split”). On July 25, 2025, the Company filed a Certificate of Amendment to the Company’s Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to effect the 2025 Reverse Stock Split, effective as of July 28, 2025.As a result of the 2025 Reverse Stock Split, every 15 shares of the Company’s common stock were automatically reclassified and converted into one issued and outstanding share of common stock
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.00001
Reverse stock split		1-for-5
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reverse stock split		1-for-50